Property, plant, and equipment - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment
Increase in net value of property, plant and equipment	€ 0.4	€ 3.9
Increase (decrease) in depreciation and impairment	4.5
Depreciation expense	2.9
Impairment of right of use	1.5
Fibroscan machines
Property, Plant and Equipment
Additions other than through business combinations, property, plant and equipment including right-of-use assets	0.4	€ 3.7	€ 5.1
Right of use	€ 0.5